Document And Entity Information	Jun. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2024
Entity Registrant Name	EXPONENT, INC.
Entity Central Index Key	0000851520
Entity Emerging Growth Company	false
Entity File Number	0-18655
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0218904
Entity Address, Address Line One	149 Commonwealth Drive
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	326-9400
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	EXPO
Security Exchange Name	NASDAQ